Other current liabilities - Schedule of other current liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Liabilities, Current [Abstract]
Salary accrual	¥ 8,536,985		¥ 6,591,805
Deposit	10,000,000		0
Tax accrual	13,609,170		321,443
Others	7,253,377		4,509
Total	¥ 39,399,532	$ 5,657,111	¥ 6,917,757